Mobile Financial Services activities - Financial assets - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Categories of financial assets [abstract]
Non-current financial assets related to Mobile Finance Services activities	€ 900	€ 1,210	€ 1,259
Current financial assets related to Mobile Financial Services activities	2,381	2,075	3,095
Mobile Financial Services, operating segment [member] | Operating segments [member]
Categories of financial assets [abstract]
Non-current financial assets related to Mobile Finance Services activities	900
Current financial assets related to Mobile Financial Services activities	2,385	2,077	3,098
Mobile Finance Services | Operating segments [member] | Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss [member] | Debt securities [member]
Categories of financial assets [abstract]
Total	€ 441	€ 540	€ 656	€ 925